Note 28 - Capital Disclosure	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
28.	CAPITAL DISCLOSURE

Just Energy defines capital as shareholders’ equity deficit (excluding accumulated other comprehensive income) and long-term debt. Just Energy’s objectives when managing capital are to maintain flexibility by:

(i)	enabling it to operate efficiently;

(ii)	providing liquidity and access to capital for growth opportunities; and

(iii)	providing returns and generating predictable cash flows for dividend payments to shareholders.

Just Energy manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. The Board of Directors does not
establish quantitative return on capital criteria for management, but rather promotes year-over-year sustainable and profitable growth. Just Energy’s capital management objectives have remained unchanged from the prior year. Just Energy is not
subject to any externally imposed capital requirements other than financial covenants in its long-term debts, and as at
March 31, 2019
and
2018,
all of these covenants have been met.